Assumptions Used For Derivative Liability (Detail) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended
	Mar. 15, 2015	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Feb. 04, 2014	Sep. 30, 2013
Stated interest rate	8.00%	8.00%	8.00%
Closing price per share of common stock		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Exercise price per share	$ 0.20	$ 0.20	$ 0.20
Remaining expected term of underlying securities (years)	1 year	11 months 16 days
Derivative liabilities Assumptions
Stated interest rate	8.00%	8.00%	8.00%
Closing price per share of common stock	$ 0.21	$ 0.18	$ 0.18	$ 0.18	$ 0.30
Exercise price per share	$ 0.20	$ 0.20	$ 0.20
Expected volatility	90.00%	90.00%
Risk-free interest rate	0.24%	0.25%
Credit adjusted discount rate	20.00%	20.00%	0.00%	0.00%
Remaining expected term of underlying securities (years)	1 year	11 months 16 days
Maximum | Derivative liabilities Assumptions
Exercise price per share	$ 0.30			$ 0.40	$ 0.40
Expected volatility	110.00%		90.00%	90.00%	125.00%
Risk-free interest rate	1.41%		1.19%	1.55%	1.46%
Credit adjusted discount rate	0.00%
Remaining expected term of underlying securities (years)	4 years 3 months 18 days		4 years 3 months	4 years 3 months 29 days	5 years
Minimum | Derivative liabilities Assumptions
Exercise price per share	$ 0.20	$ 0.20	$ 0.20	$ 0.30	$ 0.30
Expected volatility	80.00%		80.00%	85.00%	100.00%
Risk-free interest rate	0.03%		0.04%	0.02%	0.012%
Remaining expected term of underlying securities (years)	2 months 19 days		2 months 1 day	3 months 29 days	1 year